UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

November 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance

Focused Growth Opportunities Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.1%

Security	Shares	Value
Aerospace & Defense — 3.0%
Raytheon Co.	34,500	$5,159,130

		$5,159,130

Beverages — 1.7%
Constellation Brands, Inc., Class A	19,691	$2,976,098

		$2,976,098

Biotechnology — 8.8%
Alexion Pharmaceuticals, Inc.(1)	29,650	$3,634,794
Biogen, Inc.(1)	17,317	5,092,410
Celgene Corp.(1)	54,948	6,511,887

		$15,239,091

Building Products — 2.1%
Johnson Controls International PLC	80,159	$3,605,552

		$3,605,552

Capital Markets — 3.3%
Charles Schwab Corp. (The)	146,233	$5,653,368

		$5,653,368

Chemicals — 2.7%
Ecolab, Inc.	10,444	$1,219,128
RPM International, Inc.	66,827	3,535,817

		$4,754,945

Communications Equipment — 2.3%
Palo Alto Networks, Inc.(1)	30,019	$4,033,653

		$4,033,653

Distributors — 2.8%
LKQ Corp.(1)	147,530	$4,843,410

		$4,843,410

Energy Equipment & Services — 1.1%
Halliburton Co.	35,846	$1,903,064

		$1,903,064

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	25,877	$3,884,396
Sprouts Farmers Market, Inc.(1)	78,998	1,580,750

		$5,465,146

Food Products — 4.7%
Blue Buffalo Pet Products, Inc.(1)	149,107	$3,493,577
Pinnacle Foods, Inc.	95,670	4,741,405

		$8,234,982

Household Durables — 2.5%
Newell Brands, Inc.	94,193	$4,428,013

		$4,428,013

Internet & Direct Marketing Retail — 6.2%
Amazon.com, Inc.(1)	14,338	$10,761,673

		$10,761,673

1

Security	Shares	Value
Internet Software & Services — 15.8%
Alphabet, Inc., Class C(1)	17,320	$13,129,253
Facebook, Inc., Class A(1)	86,072	10,192,646
GoDaddy, Inc., Class A(1)	118,531	4,188,886

		$27,510,785

IT Services — 3.5%
Visa, Inc., Class A	78,098	$6,038,537

		$6,038,537

Machinery — 0.3%
Dover Corp.	7,969	$578,629

		$578,629

Media — 3.7%
Time Warner, Inc.	29,726	$2,729,441
Walt Disney Co. (The)	37,685	3,735,337

		$6,464,778

Multiline Retail — 1.5%
Macy’s, Inc.	60,417	$2,549,597

		$2,549,597

Oil, Gas & Consumable Fuels — 1.6%
Devon Energy Corp.	58,020	$2,804,107

		$2,804,107

Pharmaceuticals — 6.1%
Allergan PLC(1)	14,741	$2,864,176
Johnson & Johnson	30,120	3,352,356
Zoetis, Inc.	87,768	4,421,752

		$10,638,284

Road & Rail — 3.2%
Norfolk Southern Corp.	52,937	$5,635,673

		$5,635,673

Semiconductors & Semiconductor Equipment — 3.6%
Broadcom, Ltd.	26,022	$4,436,491
NXP Semiconductors NV(1)	17,617	1,746,725

		$6,183,216

Software — 5.2%
FireEye, Inc.(1)	140,348	$1,802,068
Microsoft Corp.	60,490	3,645,128
salesforce.com, inc.(1)	49,571	3,569,112

		$9,016,308

Specialty Retail — 3.3%
Advance Auto Parts, Inc.	12,799	$2,172,246
Lowe’s Cos., Inc.	49,583	3,498,081

		$5,670,327

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	47,183	$5,214,665

		$5,214,665

Total Common Stocks (identified cost $139,789,522)		$165,363,031

Short-Term Investments — 3.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(2)	6,296,717	$6,297,977

Total Short-Term Investments (identified cost $6,297,977)		$6,297,977

2

Value
Total Investments — 98.7% (identified cost $146,087,499)	$171,661,008

Other Assets, Less Liabilities — 1.3%	$2,186,460

Net Assets — 100.0%	$173,847,468

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2016 was $9,843.

The Fund did not have any open financial instruments at November 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$147,208,314

Gross unrealized appreciation	$26,463,035
Gross unrealized depreciation	(2,010,341)

Net unrealized appreciation	$24,452,694

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$165,363,031	*	$—	$—	$165,363,031
Short-Term Investments	—		6,297,977	—	6,297,977
Total Investments	$165,363,031		$6,297,977	$—	$171,661,008

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 29, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Focused Value Opportunities Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Auto Components — 2.0%
Goodyear Tire & Rubber Co. (The)	39,819	$1,222,045

		$1,222,045

Banks — 10.9%
JPMorgan Chase & Co.	42,364	$3,396,322
Wells Fargo & Co.	63,983	3,385,980

		$6,782,302

Beverages — 3.3%
PepsiCo, Inc.	20,246	$2,026,624

		$2,026,624

Capital Markets — 9.0%
Charles Schwab Corp. (The)	70,261	$2,716,290
Credit Suisse Group AG	121,695	1,618,684
Lazard, Ltd., Class A	31,870	1,238,150

		$5,573,124

Chemicals — 2.7%
PPG Industries, Inc.	17,475	$1,676,377

		$1,676,377

Diversified Telecommunication Services — 4.7%
Verizon Communications, Inc.	58,553	$2,921,795

		$2,921,795

Electric Utilities — 3.3%
NextEra Energy, Inc.	17,915	$2,046,430

		$2,046,430

Electrical Equipment — 2.2%
Hubbell, Inc.	12,378	$1,389,802

		$1,389,802

Energy Equipment & Services — 2.7%
Schlumberger, Ltd.	20,256	$1,702,517

		$1,702,517

Equity Real Estate Investment Trusts (REITs) — 1.4%
Equity Residential	14,476	$868,705

		$868,705

Food Products — 3.3%
General Mills, Inc.	33,335	$2,031,435

		$2,031,435

Health Care Equipment & Supplies — 2.0%
Zimmer Biomet Holdings, Inc.	12,106	$1,233,117

		$1,233,117

Industrial Conglomerates — 3.8%
General Electric Co.	76,333	$2,348,003

		$2,348,003

Security	Shares	Value
Insurance — 7.5%
American Financial Group, Inc.	26,703	$2,195,788
Chubb, Ltd.	18,985	2,430,080

		$4,625,868

Internet Software & Services — 3.0%
eBay, Inc.(1)	67,863	$1,887,270

		$1,887,270

IT Services — 3.5%
Visa, Inc., Class A	27,948	$2,160,939

		$2,160,939

Life Sciences Tools & Services — 1.9%
Thermo Fisher Scientific, Inc.	8,444	$1,183,089

		$1,183,089

Machinery — 1.5%
Caterpillar, Inc.	9,954	$951,204

		$951,204

Multi-Utilities — 2.9%
Sempra Energy	18,060	$1,802,388

		$1,802,388

Oil, Gas & Consumable Fuels — 11.4%
Chevron Corp.	22,723	$2,534,978
EOG Resources, Inc.	13,868	1,421,747
Occidental Petroleum Corp.	24,107	1,720,276
Pioneer Natural Resources Co.	7,377	1,409,302

		$7,086,303

Pharmaceuticals — 9.7%
Eli Lilly & Co.	15,619	$1,048,347
Johnson & Johnson	24,562	2,733,751
Pfizer, Inc.	70,391	2,262,367

		$6,044,465

Specialty Retail — 2.0%
Home Depot, Inc. (The)	9,335	$1,207,949

		$1,207,949

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	9,248	$1,022,089

		$1,022,089

Tobacco — 2.0%
Altria Group, Inc.	19,289	$1,233,146

		$1,233,146

Total Common Stocks (identified cost $55,927,013)		$61,026,986

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(2)	56,641	$56,652

Total Short-Term Investments (identified cost $56,652)		$56,652

Value
Total Investments — 98.5% (identified cost $55,983,665)	$61,083,638

Other Assets, Less Liabilities — 1.5%	$949,553

Net Assets — 100.0%	$62,033,191

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2016 was $2,956.

The Fund did not have any open financial instruments at November 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,453,135

Gross unrealized appreciation	$5,721,221
Gross unrealized depreciation	(1,090,718)

Net unrealized appreciation	$4,630,503

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$2,429,994	$—		$—	$2,429,994
Consumer Staples	5,291,205	—		—	5,291,205
Energy	8,788,820	—		—	8,788,820
Financials	15,362,610	1,618,684		—	16,981,294
Health Care	8,460,671	—		—	8,460,671
Industrials	4,689,009	—		—	4,689,009
Information Technology	5,070,298	—		—	5,070,298
Materials	1,676,377	—		—	1,676,377
Real Estate	868,705	—		—	868,705
Telecommunication Services	2,921,795	—		—	2,921,795
Utilities	3,848,818	—		—	3,848,818
Total Common Stocks	$59,408,302	$1,618,684	*	$—	$61,026,986
Short-Term Investments	$—	$56,652		$—	$56,652
Total Investments	$59,408,302	$1,675,336		$—	$61,083,638

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 29, 2016 whose fair value was determined using Level 3 inputs. At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 23, 2017